Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent

The effects of transactions with non-controlling interests on the equity attributable to the owners of the parent are comprised of:

	Changes in non-controlling interest
	Capital contributions (deductions) by non- controlling interests	Transfers to (from) non- controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non- controlling interests
For the year ended December 31, 2016
Transactions between subsidiaries and shareholders:
Capital contribution to subsidiary and dilution of NCI in Stone (a)	12,359	24,612	(24,612)	—

	Changes in non-controlling interest
	Capital contributions (deductions) by non- controlling interests	Transfers to (from) non- controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non- controlling interests
Capital contribution to subsidiary and dilution of NCI in DLP Brasil (b)	498	6,283	(6,283)	—
Non-controlling share of changes in equity at indirect subsidiaries (e)	—	(613)	613	—

Dilution of non-controlling interest	12,857	30,282	(30,282)	—
Transactions between parent and non-controlling interests:
Acquisition of additional interest in Pagar.me (d)	—	116	(4,913)	(4,797)

Acquisition of non-controlling interest	—	116	(4,913)	(4,797)

	12,857	30,398	(35,195)	(4,797)
For the year ended December 31, 2017
Transactions between parent and non-controlling interests:
Acquisition of additional interest in Stone (a)	—	(49,677)	(179,323)	(229,000)
Acquisition of additional interest in StoneCo Brasil (b)	—	(2,790)	(18,690)	(21,480)

Acquisition of non-controlling interest	—	(52,467)	(198,013)	(250,480)
Transactions between subsidiaries and shareholders:
Capital contribution to subsidiary and increase of NCI in StoneCo Brasil (b)	1,483	8,184	(8,184)	—
Non-controlling share of changes in equity at indirect subsidiaries (e)	—	(3,875)	3,875	—

Dilution of non-controlling interest	1,483	4,309	(4,309)	—

	1,483	(48,158)	(202,322)	(250,480)

For the year ended December 31, 2018
Transactions between parent and non-controlling interests:
Acquisition of additional interest in StoneCo Brasil (b)	—	(989)	(5,701)	(6,690)
Capital contribution to subsidiary	1,992	—	—	—
Exchange of shares with non-controlling interests in StoneCo Brasil (b)	—	(19,594)	19,594	—

Acquisition of non-controlling interest	1,992	(20,583)	13,893	(6,690)
Transactions between subsidiaries and shareholders:
Repurchase of shares in treasury by subsidiary and dilution of interest in Cappta (c)	—	(54)	(51)	—
Non-controlling share of changes in equity at indirect subsidiaries (e)	—	1	(1)	—

Dilution of non-controlling interest	—	(53)	(52)	—

	1,992	(20,636)	13,841	(6,690)

Summary of Financial Information of Material Partly-Owned Subsidiaries
Summarized financial information of material partly-owned subsidiaries

	Cappta
	2018	2017	2016
Financial position
Current assets	2,058	2,922	1,499
Non-current assets	964	1,231	2,621
Current liabilities	(2,182)	(2,198)	(2,549)
Non-current liabilities	(1,773)	(801)	(36)

Net assets	933	1,154	1,535

Accumulated NCI	356	539	717
Comprehensive income
Revenue	16,237	18,523	18,249
Net income (loss) for the year	1,995	(318)	(1,409)

Total comprehensive income	1,995	(318)	(1,409)

Net income (loss) allocated to NCI	768	(149)	(658)
Cash flows
Operating activities	(459)	897	721
Investing activities	(532)	768	(21)
Financing activities	(524)	(438)	(708)

Net increase/(decrease) in cash and cash equivalents	(1,515)	1,227	(8)